SHARE BASED COMPENSATION - Summary of the Option Activity (Details) - USD ($)		12 Months Ended
	Apr. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Options [Roll Forward]
Options outstanding at the beginning of the period (in shares)		5,460,000	6,165,000	6,085,000
Granted (in shares)	3,300,000	5,300,000	830,000	1,550,000
Exercised (in shares)		0	0	0
Forfeited (in shares)		(2,185,000)	(1,535,000)	(1,470,000)
Options outstanding at the end of the period (in shares)		8,575,000	5,460,000	6,165,000	6,085,000
Vested or expected to vest at the end of the period (in shares)		8,460,632
Exercisable at the end of the period (in shares)		1,341,667
Weighted Average Exercise Prices [Abstract]
Options outstanding at the beginning of the period (in dollars per share)		$ 0.36	$ 0.71	$ 0.74
Granted (in dollars per share)		0.15	0.26	0.64
Exercised (in dollars per share)		0.00	0.00	0.00
Forfeited (in dollars per share)		0.43	0.74	0.74
Options outstanding at the end of the period (in dollars per share)		0.21	$ 0.36	$ 0.71	$ 0.74
Vested or expected to vest at the end of the period (in dollars per share)		0.21
Exercised at the end of the period (in dollars per share)		$ 0.39
Weighted Average Remaining Contractual Life [Abstract]
Outstanding at the beginning of the period		2 years 2 months 19 days	1 year 11 months 16 days	1 year 7 months 21 days	1 year 9 months
Granted		2 years 10 months 28 days	3 years 6 months	3 years 6 months
Outstanding at the end of the period		2 years 2 months 19 days	1 year 11 months 16 days	1 year 7 months 21 days	1 year 9 months
Vested or expected to vest at the end of the period		2 years 2 months 23 days
Exercisable at the end of the period		10 months 21 days
Aggregate Intrinsic Value [Abstract]
Outstanding at the beginning of the period (in dollars)		$ 0	$ 0	$ 0
Granted (in dollars)		0	0	0
Exercised (in dollars)		0	0	0
Forfeited (in dollars)		0	0	0
Outstanding at the end of the period (in dollars)		0	$ 0	$ 0	$ 0
Vested or expected to vest at the end of the period (in dollars)		0
Exercisable at the end of the period (in dollars)		$ 0